Management of financial risk - Financial guarantee contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Maximum guarantee exposure		¥ 3,041	¥ 116,509
Credit risk
Disclosure of credit risk exposure
Maximum guarantee exposure		6,603
Credit risk | Stage 1
Disclosure of credit risk exposure
Maximum guarantee exposure		5,275
Credit risk | Stage 2
Disclosure of credit risk exposure
Maximum guarantee exposure		1,328
Credit risk | Stage 3
Disclosure of credit risk exposure
Maximum guarantee exposure	¥ 0	¥ 0